Summary of Annuity Contracts with Guarantees Invested in General and Separate Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 2,606	$ 2,735
Separate account value		65,650	58,839
Net amount at risk	[1]	$ 363	$ 631
Average age	[2]	69 years	69 years
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 842	$ 922
Separate account value		32,313	27,459
Net amount at risk	[1]	$ 16	$ 76
Average age	[2]	67 years	66 years
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 1,764	$ 1,813
Separate account value		33,337	31,380
Net amount at risk	[1]	$ 347	$ 555
Average age	[2]	71 years	71 years
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 84	$ 149
Separate account value		39,183	34,974
Net amount at risk	[1]	$ 104	$ 166
Average age	[2]	68 years	67 years

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders at the respective date.